CASH, CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents:
Cash in financial institutions	R$ 66,041	R$ 85,608
Financial Investments	83,203	107,051
Total cash, cash equivalents	R$ 149,244	R$ 192,659	R$ 291,950	R$ 286,607